Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of assumptions of defined benefit obligation

	June 30,	December 31,
	2026	2025

Net benefit expense (recognized in profit or loss)

Current service cost	$23	$21
Net interest on liabilities	-	11
Net benefits expense	$23	$32

Changes in the present value of defined benefit obligations

Defined benefit obligation beginning balance	$289	$203
Current service cost	23	21
Net interest on liabilities	-	11
Acturial loss	-	54
Defined benefit obligation ending balance	$312	$289

Schedule of revenue

Details of revenue are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Acquisition services	$-	$1,435	$-	$3,848
Value-added data	693	313	961	827
Software and solutions	1,251	1,270	2,397	2,605
	$1,944	$3,018	$3,358	$7,280

Primary geographical market
United States	$790	$481	$1,140	$1,100
Asia/Pacific	15	1,438	41	3,891
Europe	1,139	1,099	2,177	2,289
	$1,944	$3,018	$3,358	$7,280

Timing of revenue recognition
Upon delivery	$784	$339	$1,191	$1,064
Services overtime	1,160	2,679	2,167	6,216
	$1,944	$3,018	$3,358	$7,280

Schedule of changes in contract acquisition costs

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	June 30,	December 31,
	2026	2025

Contract acquisition costs, beginning of period	$23	$194
Additions	33	27
Amortization	(30)	(198)
Contract acquisition costs, end of period	$26	$23